INCOME TAXES (Details Narrative)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Income Tax Disclosure [Abstract]
Effective statutory rate	34.59%	34.59%	34.59%
Description of uncertain tax positions	The Company does not anticipate any significant increases or decreases in unrecognized tax benefits in the next twelve months from November 30, 2023. Open tax years in Japan are five years. The Company’s income tax returns filed in Japan for the tax years prior to November 30, 2023 were examined by the relevant tax authorities.